J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 1, 2014

to the Prospectuses dated February 28, 2014, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan International Opportunities Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Georgina Maxwell	2014	Managing Director
Jeroen Huysinga	2000	Managing Director

In addition, the paragraph regarding the Fund in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

International Opportunities Fund

The management team is led by Georgina Maxwell and Jeroen Huysinga. Ms. Maxwell is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Mr. Huysinga is also a Managing Director of JPMIM who has been an employee of JPMIM or its affiliates since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IO-514

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 1, 2014

to the Statement of Additional Information dated February 28, 2014, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan International Opportunities Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Opportunities Fund
Georgina Maxwell*	5	$2,729,486	3	$1,307,335	10	$2,216,861
Jeroen Huysinga	5	1,502,586	6	5,657,849	8	1,585,268

*	As of 3/31/2014

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Opportunities Fund
Georgina Maxwell*	0	$0	1	$292,542	1	$337,810
Jeroen Huysinga	0	0	0	0	0	0

*	As of 3/31/2014

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2013:

Dollar Range of Securities in the Fund
	None	$1 -$10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Opportunities Fund
Georgina Maxwell*	X
Jeroen Huysinga	X

*	As of 3/31/2014

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-IO-514